Accounts Payable, Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accounts Payable, Other Payables and Accruals
	2019	2018
Accrued payroll and welfare payable	10,820	3,609
VAT and other taxes payable	557	28
Others (a)	284,241	14,193
	$295,618	$17,830
(a) Others primarily consist of rental payable.